Summary of Significant Accounting Policies (Details)		6 Months Ended		12 Months Ended
	Oct. 01, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2021	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Unrealized gain on investments (in Dollars)		$ 15,000
Credit losses for advance to vendors (in Dollars)	$ 374,368
Retained earnings (in Dollars)	770,368
Depreciation expense (in Dollars)		7,172	$ 6,162
Long-term investments (in Dollars)		276,997
Advance from customers (in Dollars)		$ 1,025,481		345,838
Tax benefit percentage		50.00%
Unrecognized tax benefits (in Dollars)		$ 3,489,981		1,066,949
Value added tax		6.00%
Cash balances (in Dollars)		$ 7,359,109		$ 10,437,580
Aggregate deposits (in Yuan Renminbi) | ¥						¥ 500,000
Beijing Mofy [Member]
Summary of Significant Accounting Policies [Line Items]
Minority ownership percentage		40.00%				40.00%
Xi’an Mofy [Member]
Summary of Significant Accounting Policies [Line Items]
Minority ownership percentage				40.00%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances (in Dollars)		$ 7,244,241		$ 10,195,088
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Credit losses for accounts receivable (in Dollars)	$ 396,000
New Era (Beijing) Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Investment							$ 276,977	¥ 2,000,000
Long-term investments (in Dollars)		$ 276,977
Suppliers One [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		11.00%	26.00%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		17.00%		26.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			17.00%		10.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		13.00%		21.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			10.00%		10.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		10.00%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			10.00%
New Era (Beijing) Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage							6.25%	6.25%
Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax		6.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		15.00%	13.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		26.00%		23.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		11.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		20.00%		16.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		16.00%		16.00%
Customer Four [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage				15.00%